Note 6 - Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liabilities, Gross	$ 2,072,000
Deferred Tax Assets, Net of Valuation Allowance	2,080,000	2,043,000
Deferred Tax Assets, Valuation Allowance	996,000	808,000
Income Taxes Paid, Net	94,000	70,000
Operating Loss Carryforwards	5,970,000
Tax Credit Carryforward, Amount	$ 29,000